Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Unrealized gain on available-for-sale investments, tax effect	$ 1,316	$ 4,014	$ 60
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized gain on available-for-sale investments, tax effect	1,316	4,014	60
Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]
Unrealized gain on available-for-sale investments, tax effect	1,316	4,014
Non-controlling Interests [Member]
Unrealized gain on available-for-sale investments, tax effect	$ 1,316	$ 4,014	$ 60